Asset Purchase Agreements and Related License Agreements - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Purchase Agreement And Related License Agreement [Line Items]
Compensation expense related to the time-vested/milestone vested options				$ 227,348	$ 26,759	$ 60,685
Research and development expense				8,116,842	643,552	$ 426,366
Liability				10,734,849	$ 285,529
Eiccose Purchase Agreement [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Share based compensation issued and outstanding shares percentage	1.75%
Aggregate potential milestone payments				10,000,000
Reimbursement of expenses incurred	$ 119,673
Gross proceeds to company's capital stock	25,000,000
Research and development expense	$ 1,500,000
Liability				1,500,000
Maximum [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Aggregate potential milestone payments				1,000,000
Share-based Compensation Award, Tranche One [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Compensation expense related to the time-vested/milestone vested options				14,739
Share-based Compensation Award, Tranche Two [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Compensation expense related to the time-vested/milestone vested options				$ 0
Asset Purchase Agreement [Member] | EIG Transaction [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Upfront payment			$ 350,000
One-time payment			$ 500,000
Asset purchase description				Within the first ten years after commercialization, the Company may make a one-time payment of $500,000 for each contract for the three types of product related to such intellectual property that would reduce the payment term for the three products to the tenth anniversary of the first commercial sale.
Asset Purchase Agreement [Member] | EIG Transaction [Member] | Clemizole and Related Intellectual Property [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Royalties expiration description				EGI's obligation to pay royalties expires on a country-by-country and product-by-product basis on the later of either expiration of the last to expire patent sold to EGI under the agreement or the earliest of the tenth anniversary of the first commercial sale of the product. As of December 31, 2015, the product has not achieved regulatory approval.
Asset Purchase Agreement [Member] | EIG Transaction [Member] | Farnesyl Transferase Inhibitors and Related Intellectual Property [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Royalties expiration description				The obligation to pay royalties expires on a country-by-country and product-by-product basis on the later of either when the product is no longer sold in any country or the earliest of the tenth anniversary of the first commercial sale of the product.
Exendin Purchase Agreement [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Common stock, value		$ 210,850
Options to purchase common stock		46,134
Options to purchase of common stock exercise price		$ 2.06
Options to purchase common stock vesting period		4 years
Share based compensation issued and outstanding shares percentage		1.00%
Exendin Purchase Agreement [Member] | Minimum [Member] | Reverse Merger [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Proceeds from issuance of stock option to purchase of common stock		$ 1,000,000
Exendin Purchase Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Vesting of options to purchase common stock		$ 30,756
Exendin Purchase Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Shares issued for purchased assets		15,378
Licensing Agreements [Member] | Eiccose Purchase Agreement [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Aggregate potential milestone payments				$ 500,000
Research and development expense				199,000
License fees				125,000
Related party transaction expense				74,000
Licensing Agreements [Member] | Minimum [Member] | Eiccose Purchase Agreement [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Annual sublicense maintenance fee payable				10,000
Licensing Agreements [Member] | Maximum [Member] | Eiccose Purchase Agreement [Member]
Asset Purchase Agreement And Related License Agreement [Line Items]
Annual sublicense maintenance fee payable				$ 75,000